SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Loss Per Common Share (Details) - USD ($)	3 Months Ended						5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023 [1]	Jun. 30, 2022		Mar. 31, 2022 [1]	Jun. 30, 2021		Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022 [2]	Dec. 31, 2021		Dec. 31, 2020 [2]
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average common units outstanding - basic	75,358,000			34,641,000						48,444,000	34,472,000	[2]	34,202,000
Earnings Per Share, Basic	$ (0.06)			$ (0.34)						$ (1.60)	$ (1.34)	[2]	$ (4.32)
Diluted (in units)	76,693,000			34,641,000						48,444,000	34,472,000	[2]	34,202,000
Earnings Per Share, Diluted	$ (0.13)			$ (0.34)						$ (1.60)	$ (1.34)	[2]	$ (4.32)
CIK 0001846136 Riverview Acquisition Corp
Loss per common unit:
Warrants exercisable to purchase of aggregate class A common stock (in shares)		19,900,000			19,900,000		19,900,000	19,900,000
Common Class A [Member] | CIK 0001846136 Riverview Acquisition Corp
Loss per common unit:
Warrants exercisable to purchase of aggregate class A common stock (in shares)									19,900,000		19,900,000
Numerator: [Abstract]
Allocation of net loss, as adjusted		$ (8,447,152)			$ 0		$ 0	$ (8,309,212)	$ 3,659,168
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average common units outstanding - basic		25,000,000			0		0	25,000,000	11,392,405
Earnings Per Share, Basic		$ (0.34)			$ 0		$ 0	$ (0.33)	$ 0.32
Diluted (in units)		25,000,000			0		0	25,000,000	11,392,405
Earnings Per Share, Diluted		$ (0.34)			$ 0.00		$ 0.00	$ (0.33)	$ 0.32
Common Class B [Member] | CIK 0001846136 Riverview Acquisition Corp
Numerator: [Abstract]
Allocation of net loss, as adjusted		$ (2,111,788)			$ 63		$ (8,413)	$ (2,077,303)	$ 2,007,460
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average common units outstanding - basic		6,250,000	[3]		6,250,000	[3]	6,250,000 [3]	6,250,000 [3]	6,250,000
Earnings Per Share, Basic		$ (0.34)			$ 0		$ 0	$ (0.33)	$ 0.32
Diluted (in units)		6,250,000			6,250,000		6,250,000	6,250,000	6,250,000
Earnings Per Share, Diluted		$ (0.34)			$ 0.00		$ 0.00	$ (0.33)	$ 0.32

[1]	Retroactively adjusted the three months ended March 31, 2022 for de-SPAC merger transaction as described in Note 4
[2]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.
[3]	Excluded an aggregate of 937,500 shares forfeited as of December 31, 2021 (see Note 5).